Operating expenses (Tables)	12 Months Ended
Sep. 30, 2021
Operating expenses
Schedule of operating expenses

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
Payroll and employee benefits	$29,549	$22,701
Facilities	2,101	2,069
Bad debt expense	7,957	6,441
Billing	3,887	1,890
Professional fees	2,566	826
Marketing costs	1,005	448
Outbound freight	1,378	898
All other	4,319	3,353
Total Operating expenses	$52,762	$38,626